Muhlenkamp Fund
Muhlenkamp Fund
MANAGED PORTFOLIO SERIES
(the “Trust”)

Muhlenkamp Fund
(the “Fund”)

Supplement dated August 15, 2019, to the

Prospectus for the Fund dated February 28, 2019

Effective immediately, the Average Total Returns Table on page 5 of the Prospectus is revised as follows:

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Muhlenkamp Fund	Label	1 Year [1]	5 Years [1]	10 Years [1]	Since Inception [1]	Inception Date [1]
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%	9.92%	Nov. 01, 1988
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	Consumer Price Index (reflects no deduction for fees, expenses or taxes)	1.91%	1.51%	1.80%	2.47%	Nov. 01, 1988
Institutional Class Shares	Return Before Taxes	(13.29%)	(1.31%)	6.53%	8.26%	Nov. 01, 1988
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	(15.94%)	(3.19%)	5.28%	7.54%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.98%)	(0.93%)	5.37%	7.34%
[1]	The Muhlenkamp Fund, a series of Wexford Trust, (the “Predecessor Fund”) transferred into the Fund in a tax-free reorganization on September 5, 2014. Performance information shown includes the performance of the Predecessor Fund for periods prior to September 5, 2014.

This supplement should be retained with your Prospectus for future reference.